Document and Entity Information	Dec. 30, 2024
Cover [Abstract]
Entity Registrant Name	SPS COMMERCE INC
Amendment Flag	true
Entity Central Index Key	0001092699
Document Type	8-K/A
Document Period End Date	Dec. 30, 2024
Entity Incorporation State Country Code	DE
Entity File Number	001-34702
Entity Tax Identification Number	41-2015127
Entity Address, Address Line One	333 South Seventh Street
Entity Address, Address Line Two	Suite 1000
Entity Address, City or Town	Minneapolis
Entity Address, State or Province	MN
Entity Address, Postal Zip Code	55402
City Area Code	(612)
Local Phone Number	435-9400
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common stock, par value $0.001 per share
Trading Symbol	SPSC
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Amendment Description	On January 2, 2025, SPS Commerce, Inc. (the “Company”) filed a Current Report on Form 8-K (the “Original Form 8-K”) with the U.S. Securities and Exchange Commission to report its agreement to issue unregistered shares of its common stock as partial payment for its acquisition (the “Acquisition”) of Carbon6 Technologies, Inc., a Delaware corporation (“Carbon6”) at the closing of the Acquisition. The number of shares to be issued was unknown at the time of the filing of the Original Form 8-K and the Company is filing this Amendment No. 1 to the Original Form 8-K (this “Amendment No. 1”) to report the closing of the Acquisition, the entry into the Registration Rights Agreement (as defined below), and the number of shares of its common stock issued in connection with the closing. The information in this Amendment No. 1 supplements, and does not change, the information contained in the Original Form 8-K.